Vanguard Mid-Cap Growth Fund Average Annual Total Returns - Investor Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.49%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.21%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.98%	4.10%	9.83%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.68%	1.51%	7.60%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.73%	2.67%	7.50%